ROU Assets and Lease Liabilities (Tables)	12 Months Ended
Sep. 30, 2023
ROU Assets and Lease Liabilities [Abstract]
Schedule of ROU Assets and Lease Liabilities	The Company recognized ROU assets and lease liabilities as follows:
		As of September 30, 2023	As of September 30, 2022
		$	$
Assets	Classification on the Balance Sheet
Finance lease assets, net	Property, plant and equipment, net	95,362	135,921
Operating lease assets	Operating lease right-of-use assets	184,892	335,543
Total lease assets		280,254	471,464

	As of September 30, 2023	As of September 30, 2022
	$	$
Liabilities
Current
Finance leases	42,706	35,089
Operating leases	150,958	179,827
Total	193,664	214,916

Non-current
Finance leases	63,361	105,897
Operating leases	19,209	155,716
Total	82,570	261,613

Schedule of Future Minimum Lease Payments under Finance Lease Liabilities and Operating Lease Liabilities	As of September 30, 2023, future minimum lease payments under the non-cancelable finance leases liabilities and operating lease liabilities recorded on the balance sheet are as follows:
	Finance leases	Operating leases
	$	$
Future payment
2024	44,077	152,492
2025	24,354	19,224
2026	14,196	—
2027	14,196	—
2028	10,254	—
Thereafter	2,142	—
Total future lease payment	109,219	171,716
Less: imputed interest	(3,152)	(1,549)
Present value of operating lease liabilities	106,067	170,167
Lease liabilities, current portion	42,706	150,958
Lease liabilities, non-current portion	63,361	19,209

Schedule of Other Supplemental Information about the Company's Finance Lease	The following summarizes other supplemental information about the Company’s finance lease as of September 30, 2023:
Weighted average discount rate	1.66% – 1.90%
Weighted average remaining lease term (years)	0.9